SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)			3 Months Ended					9 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			400,000,000					400,000,000	400,000,000
Common stock, par value			$ 0.000001					$ 0.000001	$ 0.000001
Preferred stock, shares authorized			20,000,000					20,000,000	20,000,000
Preferred stock, par value			$ 0.000001					$ 0.000001	$ 0.000001
Shares issued to consultants			1,279,069
Number of shares issued, value						$ 5,683,987	$ 2,715,196
Prepaid expenses			$ 1,827,865					$ 1,827,865	$ 611,959
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock prior to the closing of Business Combination, shares					5,000,000
Issuance of common stock, shares						1,852,197	797,474
Shares issued to consultants			1,279,069	5,269,291
Number of shares issued, value						$ 2	$ 1
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value						$ 5,683,985	$ 2,715,195
Outstanding shares increased								15,759,150
Adjustments to additional paid in capital, stock issued, issuance costs								$ 15
Additional paid-in capital								$ 4,793,233
Shares, issued			62,688,215					62,688,215
Subscription Agreement [Member] | Public Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock prior to the closing of Business Combination, shares	8,797,687	5,000,000
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock prior to the closing of Business Combination, shares		3,196,311
Issuance of common stock, shares					413,103
Shares issued to consultants				5,269,291
Number of shares issued, value								$ 6,827,477
Prepaid expenses			$ 1,636,703					$ 1,636,703